November 15, 2019
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life Insurance Company
Registration Statement(s) filed on Form N-6
Nationwide VLI Separate Account - 4
BOA CVUL Future (NWL) (FUTURE Corporate VUL)	333-43671
BAE Future Corporate FPVUL
Next Generation Corporate Variable Universal Life	333-137202
Future Executive VUL	333-169879
Nationwide Innovator CVUL	333-229640
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-677-5276 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Christine M. Walkup
Christine M. Walkup
Counsel
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies